Shareholders' Deficit (Details 2) - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants Outstanding, beginning balance	400,000	200,000
Number of Warrants, Granted	200,000	200,000
Number of Warrants, Exercised
Number of Warrants, Cancelled
Number of Warrants Outstanding, ending balance	400,000	200,000
Number of Warrants, Exercisable	400,000
Weighted Average Exercise Price, Outstanding beginning balance	$ 1.25
Weighted Average Exercise Price, Granted	1.25	1.25
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Outstanding ending balance	1.25	$ 1.25
Weighted Average Exercise Price, Exercisable	$ 1.25
Weighted Average Contractual Term in Years, Outstanding beginning balance	4 years 3 months 4 days	5 years
Weighted Average Contractual Term in Years, Granted	5 years	5 years
Weighted Average Contractual Term in Years, Outstanding Ending balance	4 years 3 months 26 days	4 years 3 months 4 days
Weighted Average Contractual Term in Years	4 years 3 months 26 days
Intrinsic value of Warrants, Outstanding	$ 808,000
Intrinsic value of warrants, Exercisable	$ 808,000